Summary of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Lease rental income	$ 198,718	$ 169,244
Trading container margin	862	2,166
Gain on sale of owned fleet containers, net	15,913	12,358
Depreciation expense	72,444	65,806
Container lessee default expense, net	120
Container lessee default recovery, net		3,968
Interest expense	35,309	29,106
Debt termination expense		267
Realized loss on financial instruments, net		(2,956)
Unrealized gain (loss) on financial / derivatives instruments, net	207	3,192
Segment income (loss) before income taxes	79,313	63,116
Total assets	7,779,718	6,223,712	$ 7,367,444
Purchase of containers and fixed assets	102,962	570,270
Payments on container leaseback financing receivable	396,495	6,425
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	186,077	154,423
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	12,641	14,821
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	185,353	154,290
Gain on sale of owned fleet containers, net	15,913	12,358
Depreciation expense	74,033	67,703
Container lessee default expense, net	120
Container lessee default recovery, net		3,968
Interest expense	35,098	29,032
Debt termination expense	0	267
Realized loss on financial instruments, net		(2,956)
Unrealized gain (loss) on financial / derivatives instruments, net	(207)	3,192
Segment income (loss) before income taxes	67,213	52,285
Total assets	7,709,553	6,119,382
Purchase of containers and fixed assets	100,931	570,257
Payments on container leaseback financing receivable	396,495	6,425
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	185,353	154,290
Container Management
Segment Reporting Information [Line Items]
Lease rental income	12,765	14,954
Depreciation expense	324	226
Interest expense	211	74
Unrealized gain (loss) on financial / derivatives instruments, net	207
Segment income (loss) before income taxes	13,793	12,280
Total assets	224,256	203,430
Purchase of containers and fixed assets	2,031	13
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	124	133
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	12,641	14,821
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	862	2,166
Segment income (loss) before income taxes	3,007	4,185
Total assets	10,850	8,408
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes	(1,023)	(773)
Total assets	7,695	11,690
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	532	1,036
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	532	1,036
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	22,707	20,439
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	57	67
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	2,584	2,448
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	475	969
Eliminations
Segment Reporting Information [Line Items]
Lease rental income	600
Depreciation expense	(1,913)	(2,123)
Segment income (loss) before income taxes	(3,677)	(4,861)
Total assets	(172,636)	(119,198)
Eliminations | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	600
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (25,291)	$ (22,887)